Other Intangible Assets and Goodwill - Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 804.1
Ending balance	790.4	€ 804.1
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	921.0	235.4
Currency differences	11.1	(3.6)
Acquisition of subsidiaries and businesses		187.4
Ending balance	1,044.4	921.0
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	362.5	61.2
Currency differences	18.1	(5.6)
Acquisition of subsidiaries and businesses	0.0	306.9
Ending balance	€ 380.6	€ 362.5